Allocation of Net Income (Loss) and Distributions	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Allocation of Net Income and Distributions
Note 5 – Allocation of Net Income (Loss) and Distributions
The allocation of net income (loss) among our general partner, limited partners, and noncontrolling interests is as follows:

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Allocation of net income to general partner:
Net income (loss)	$519	$(1,358)	$1,284
Net income applicable to pre-merger operations allocated to general partner	—	(2)	(95)
Net income applicable to pre-partnership operations allocated to general partner	—	—	(15)
Net income applicable to noncontrolling interests	(88)	(91)	(96)
Costs charged directly to the general partner	1	21	1
Income (loss) subject to 2% allocation of general partner interest	432	(1,430)	1,079
General partner’s share of net income	2%	2%	2%
General partner’s allocated share of net income (loss) before items directly allocable to general partner interest	9	(29)	22
Priority allocations, including incentive distributions, paid to general partner	482	638	641
Pre-merger net income allocated to general partner interest	—	2	95
Pre-partnership net income allocated to general partner interest	—	—	15
Costs charged directly to the general partner	(1)	(21)	(1)
Net income allocated to general partner’s equity	$490	$590	$772

Net income (loss)	$519	$(1,358)	$1,284
Net income allocated to general partner’s equity	490	590	772
Net income (loss) allocated to Class B limited partners’ equity	(2)	(52)	—
Net income allocated to Class D limited partners’ equity (1)	—	69	62
Net income allocated to noncontrolling interests	88	91	96
Net income (loss) allocated to common limited partners’ equity	$(57)	$(2,056)	$354

Adjustments to reconcile Net income (loss) allocated to common limited partners' equity to Allocation of net income (loss) to common units:
Incentive distributions paid	474	633	640
Incentive distributions declared	(473)	(423)	(626)
Impact of unit issuance timing and other (2)	(42)	(9)	(9)
Allocation of net income (loss) to common units	$(98)	$(1,855)	$359

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(1)
Includes amortization of the beneficial conversion feature associated with the Pre-merger WPZ Class D units of $68 million and $49 million for the years ended December 31, 2015 and 2014, respectively. See following discussion of Class D units.

(2)
The 2016 amount includes the effect of units issued and the conversion of the general partner interest in us to a non-economic interest in conjunction with our Financial Repositioning (see Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)

Common Units
On February 10, 2017, we paid a cash distribution of $0.85 per common unit on our outstanding common units to unitholders of record at the close of business on February 3, 2017.
Class B Units
The Class B units are not entitled to cash distributions. Instead, prior to conversion into common units, the Class B units receive quarterly distributions of additional paid-in-kind Class B units. Effective February 10, 2015, each Class B unit became convertible at the election of either us or the holders of such Class B unit into a common unit on a one-for-one basis. During 2016 and 2015 we issued 1,906,001 and 1,058,172, respectively, of additional paid-in-kind Class B units associated with quarterly distributions. On February 10, 2017, we issued 375,800 Class B units associated with the fourth-quarter 2016 distribution.
Class D Units
As previously mentioned (see Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies), a portion of the total consideration for the Canada Acquisition was funded through the issuance of Pre-merger WPZ Class D units to an affiliate of our general partner. The Pre-merger WPZ Class D units were issued at a discount to the market price of Pre-merger WPZ’s common units. The discount represented a beneficial conversion feature and is reflected as an increase in the common unit capital account and a decrease in the Class D capital account on the Consolidated Statement of Changes in Equity. This discount was being amortized through the originally expected first quarter 2016 conversion date, resulting in an increase to the Class D capital account and a decrease to the common unit capital account. The remaining unamortized balance was recognized in the first quarter of 2015 due to the ACMP Merger. All Pre-merger WPZ Class D units were converted into common units in conjunction with the ACMP Merger. The Pre-merger WPZ Class D units were not entitled to cash distributions. Instead, prior to conversion into Pre-merger WPZ common units, the Pre-merger WPZ Class D units received quarterly distributions of additional paid-in-kind Pre-merger WPZ Class D units. During 2014, we issued 1,377,893 Pre-merger WPZ Class D units as the paid-in-kind Class D distributions.